Other provisions - Schedule of Other Provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 1,591
Provisions applied	(268)
Charge for the period	130
Provisions at end of the period	1,453
Provision for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	304
Provisions applied	0
Charge for the period	7
Provisions at end of the period	311
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	708
Provisions applied	(99)
Charge for the period	62
Provisions at end of the period	671
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	579
Provisions applied	(169)
Charge for the period	61
Provisions at end of the period	£ 471